Description of Business (Details) - USD ($) $ in Thousands	6 Months Ended			11 Months Ended
	Jun. 30, 2015	Jun. 18, 2015	Jun. 30, 2014	Nov. 30, 2014	Dec. 31, 2014
Entity incorporation date of incorporation	Oct. 13, 2014
Initial public offering date	November 18, 2014
Navios Midstream IPO net proceeds				$ 110,403
Proceeds from $ 126,000 credit facility				$ 104,451
Cash payments	$ 72,252		$ 0
Common units outstanding	9,342,692				9,342,692
Subordinated units outstanding	9,342,692				9,342,692
Subordinated Series A units outstanding	1,592,920				0
General Partners units outstanding	413,843				381,334
Subordinated Series A units issued	1,592,920				0
General Partners units issued	413,843				381,334
Proceeds from issuance of general partner units	$ 551		$ 0
Subordinated Partner Units
Units exhanged				9,342,692
Common Unitholders
Units exhanged				1,242,692
General Partner Units
Units exhanged				381,334
General Partners units issued		32,509
Proceeds from issuance of general partner units		$ 551
Navios Acquisition
General partner interest in Navios Midstream	2.00%	2.00%
Limited partner interest in Navios Midstream	60.85%			55.50%
Navios Acquisition | Subordinated Partner Units
Limited partner interest in Navios Midstream				49.00%
Navios Acquisition | Common Unitholders
Limited partner interest in Navios Midstream				6.50%
Nave Celeste and C. Dream
Subordinated Series A units issued	1,592,920
Nave Celeste and C. Dream | Navios Acquisition
Acquisition cost	$ 100,000
Cash payments	$ 73,000
Nave Celeste and C. Dream | Navios Acquisition | Subordinated Series A Unitholders
Subordinated Series A units issued	1,592,920